PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets

	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total[1]
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2025	947	904	20	716	275	2,862
Additions	2	20	2	123	12	159
Reclassification to assets held for sale	(15)	–	–	–	–	(15)
Disposals	(12)	(25)	–	(135)	(13)	(185)
At 30 June 2025	922	899	22	704	274	2,821
Accumulated depreciation:
At 1 January 2025	238	694	10	142	194	1,278
Charge for the period	10	28	1	42	9	90
Impairment during the period	14	4	–	–	3	21
Reclassification to assets held for sale	(7)	–	–	–	–	(7)
Disposals	(9)	(25)	–	(52)	(3)	(89)
At 30 June 2025	246	701	11	132	203	1,293
Carrying amount	676	198	11	572	71	1,528
1 Property, plant and equipment includes investment properties of £16m (2024: £16m).